Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Segment Information

16.     Segment Information

The Company regularly reviews its segments and the approach used by management to evaluate performance and allocate resources. Prior to the third quarter of 2020, the Company managed operations as one segment. In the third quarter of 2020, the Company began to manage its operations through an evaluation of three distinct business segments: Cell Therapy, Degenerative Disease, and BioBanking. This change was prompted by certain organizational and personnel changes. The chief operating decision maker uses the revenues and earnings of the operating segments, among other factors, for performance evaluation and resource allocation among these segments.

Management has revised prior-period information (revenue and segment contribution) to conform to the current management evaluation, as operations were not evaluated under this format until the third quarter of 2020.

The reportable segments were determined based on the distinct nature of the activities performed by each segment. Cell Therapy broadly refers to therapies the Company is researching and developing. Therapies being researched are unproven and in various phases of development. Degenerative Disease produces, sells and licenses products used in surgical and wound care markets. Biobanking collects stem cells from umbilical cords and placentas and provides storage of such cells on behalf of individuals for future use.

The Company manages its assets on a total company basis, not by operating segment. Therefore, the chief operating decision maker does not regularly review any asset information by operating segment and, accordingly, asset information is not reported by operating segment. Total assets were approximately $405,114 and $431,008 as of March 31, 2021 and December 31, 2020, respectively.

Financial information by segment is as follows:

	Three Months Ended March 31, 2021
	Cell Therapy	BioBanking	Degenerative Disease	Other		Total
Net sales	$—	$1,264	$1,396	$—		$2,660
Gross profit	—	540	878	—		1,418
Direct expenses	16,287	252	2,014	6,063		24,616
Segment contribution	(16,287)	288	(1,136)	(6,063)		(23,198)

Indirect expenses				21,197	(a)	$21,197
Loss from operations						(44,395)

(a) Components of other
Change in fair value of contingent consideration liability				20,656
Amortization				541
Total other				$21,197

	Three Months Ended March 31, 2020
	Cell Therapy	BioBanking	Degenerative Disease	Other		Total
Net sales	$—	$1,415	$2,793	$—		$4,208
Gross profit	—	1,034	1,937	—		2,971
Direct expenses	11,696	500	3,675	5,341		21,212
Segment contribution	(11,696)	534	(1,738)	(5,341)		(18,241)

Indirect expenses				2,755	(a)	$2,755
Loss from operations						(20,996)

(a) Components of other
Change in fair value of contingent consideration liability				1,725
Amortization				1,030
Total other				$2,755

17.     Segment Information

The Company regularly reviews its segments and the approach used by management to evaluate performance and allocate resources. Prior to the third quarter of 2020, the Company managed operations as one segment. In the third quarter of 2020, the Company began to manage its operations through an evaluation of three distinct business segments: Cell Therapy, Degenerative Disease, and BioBanking. This change was prompted by certain organizational and personnel changes. The chief operating decision maker uses the revenues and earnings of the operating segments, among other factors, for performance evaluation and resource allocation among these segments.

Management has revised prior-period information (revenue and segment contribution) to conform to the current management evaluation, as operations were not evaluated under this format until the third quarter of 2020.

The reportable segments were determined based on the distinct nature of the activities performed by each segment. Cell Therapy broadly refers to therapies the Company is researching and developing. Therapies being researched are unproven and in various phases of development. Degenerative Disease produces, sells and licenses products used in surgical and wound care markets. Biobanking collects stem cells from umbilical cords and placentas and provides storage of such cells on behalf of individuals for future use.

The Company manages its assets on a total company basis, not by operating segment. Therefore, the chief operating decision maker does not regularly review any asset information by operating segment and, accordingly, asset information is not reported by operating segment. Total assets were approximately $431,008 and $521,495 as of December 31, 2020 and 2019, respectively.

Financial information by segment is as follows:

	Year Ended December 31, 2020
	Cell Therapy	BioBanking	Degenerative Disease	Other		Total
Net revenues	$—	$5,556	$8,722	$—		$14,278
Gross profit	—	3,262	6,084	—		9,346
Direct expenses	51,470	1,653	10,348	20,573		84,043
Segment contribution	(51,470)	1,609	(4,264)	(20,573)		(74,697)

Indirect expenses				77,228	(a)	$77,228
Loss from operations						(151,925)

(a) Components of other
Change in fair value of contingent consideration liability				(55,566)
Impairment of acquired intangible assets				129,400
Amortization				3,394
Total other				$77,228

	Year Ended December 31, 2019
	Cell Therapy	BioBanking	Degenerative Disease	Other		Total
Net revenues	$—	$5,790	$15,357	$—		$21,147
Gross profit	—	3,815	11,008	—		14,823
Direct expenses	45,789	2,582	17,081	22,390		87,842
Segment contribution	(45,789)	1,233	(6,073)	(22,390)		(73,019)

Indirect expenses				191,110	(a)	$191,110
Loss from operations						(264,129)

(a) Components of other
Change in fair value of contingent consideration liability				68,867
Impairment of acquired intangible assets				118,100
Amortization				4,143
Total other				$191,110